Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on
January
10,
2000,
under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in
May
2004
and
December
2007,
respectively.
The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of
December
31,
2016,
the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements.

	Companies	Date of Incorporation	Country of Incorporation	Activity
1	Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
2	Lyndon International Co.	October 2013	Marshall Islands	Dormant Non vessel-owning subsidiary company

	Shipowning Companies with vessels in operations during years ended December 31, 2014, 2015 and 2016	Date of Incorporation	Country of Incorporation	Vessel
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy (acquired June 2014), sold January 2015
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution (acquired March 2014), sold March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence (acquired March 2014)
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant (acquired March 2014)
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet (acquired March 2014)
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	M/T Eco Revolution (acquired March 2014 )

On
June
20,
2014,
Monte Carlo
71
Shipping Company Limited, a wholly owned subsidiary of the Company, acquired M/T Stenaweco Energy, from a company affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, as per a Memorandum Of Agreement (“MOA”) signed in
February
2014.
The Company treated the acquisition of the vessel as a purchase of an asset. The vessel at the time of acquisition, was fixed on a time charter with Eships Tankers Ltd for two
years plus
one
optional year, for a gross daily rate of
$16,000
for the
first
two
years and
$17,250
for the optional year. The Company estimated that the rate according to the attached time charter did not significantly differ from prevailing market time charter rates for an equivalent vessel for an equivalent duration and hence did not recognize the attached time charter as an intangible asset.

M/T Stenaweco Evolution, M/T Stenaweco Excellence, M/T Nord Valiant, M/T Eco Fleet and M/T Eco Revolution (collectively referred to as the “Purchased Vessels”) were purchased on
March
19,
2014
via share purchase agreements with their shipowning companies (collectively referred to as the “Selling Shipowning Companies”), which were affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis held the majority of shares in each of the Selling Shipowning Companies. Hence, the Company accounted for the acquisition of the Purchased Vessels as a transfer of assets between entities under common control and has recognized the Purchased Vessels at their historical carrying amounts in the accounts of the Selling Shipowning Companies at the date of transfer.

The amount of the consideration given in excess of the Selling Shipowning Companies’ net assets is recognized as a reduction to the Company’s capital and presented as Excess of consideration over acquired assets in the Company’s consolidated statements of stockholders’ equity for the year ended
December
31,
2014.
An analysis of the consideration paid is presented in the table below:
Consideration in 583,321 newly issued common shares	40,833
Consideration in cash	2,500
Consideration previously advanced for M/T Eco Fleet	7,000
Total consideration	50,333
Less: Net assets of companies acquired	(22,087)
Excess of consideration over acquired assets	28,246

As of
December
31,
2016,
Sovereign Holdings Inc., or Sovereign, Epsilon Holdings Inc., or Epsilon, Oscar Shipholding Ltd, or Oscar Shipholding, Race Navigation Inc., or Race Navigation Family Trading Inc., or Family Trading and Tankers Family Inc. or Tankers Family, companies that as of
December
31,
2016
were wholly-owned by the Lax Trust, own approximately
46.7%
of the Company’s outstanding common shares. The Lax Trust is an irrevocable trust established for the benefit of certain family members of Evangelos J. Pistiolis, our President, Chief Executive Officer and Director and as of
December
31,
2016,
due to the number of shares it indirectly holds, through the abovementioned companies, the Lax Trust has the power to exert considerable influence over the Company’s actions and accordingly, can effectively control the outcome of matters on which stockholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.